Consolidated Statement Of Partners' Capital And Comprehensive Income (USD $) In Thousands	Total	Common Units		Accumulated Other Comprehensive Income	Noncontrolling Interests Of PVR		Comprehensive Income
Balance at Dec. 31, 2008	$ 538,523	$ 271,754	[1]	$ (2,212)	$ 268,981	[2]
Balance, shares at Dec. 31, 2008		38,293
Unit-based compensation	1,769				1,769	[2]
Distributions paid	(120,450)	(59,393)	[1]		(61,057)	[2]
Net income (loss)	62,911	37,879	[1]		25,032	[2]	62,911
Other comprehensive income	2,850			1,668	1,182	[2]	2,850
Balance at Dec. 31, 2009	485,603	250,240	[1]	(544)	235,907	[2]	65,761
Balance, shares at Dec. 31, 2009		38,293
Unit-based compensation	6,172				6,172	[2]
Loss on issuance of subsidiary units		(1,508)	[1]		1,508	[2]
Purchase of subsidiary units	(1,092)	(11,665)	[1]		10,573	[2]
Distributions paid	(122,024)	(60,565)	[1]		(61,459)	[2]
Net income (loss)	64,187	37,144	[1]		27,043	[2]	64,187
Other comprehensive income	1,804			703	1,101	[2]	1,804
Balance at Dec. 31, 2010	434,650	213,646	[1]	159	220,845	[2]	65,991
Balance, shares at Dec. 31, 2010		38,293
Unit-based compensation	7,750	7,750	[1]
Unit-based compensation, shares		25
Costs associated with merger	(11,241)	(11,241)	[1]
Units issued to acquire non-controlling interests		204,537	[1]	250	(204,787)	[2]
Units issued to acquire non-controlling interests, shares		32,665
Public unit offering (Note 4)	189,164	189,164	[1]
Public unit offering, shares (Note 4)		8,050
Distributions paid	(135,296)	(119,902)	[1]		(15,394)	[2]
Net income (loss)	96,343	97,007	[1]		(664)	[2]	96,343
Other comprehensive income	334			334			334
Balance at Dec. 31, 2011	$ 581,704	$ 580,961	[1]	$ 743			$ 96,677
Balance, shares at Dec. 31, 2011		79,033

[1]	The outstanding common units have been adjusted to reflect the effect of the Merger; see Note 1, Organization and Basis of Presentation. PVG unitholders received consideration of 0.98 of a PVR common unit for each PVG common unit.
[2]	Effective with the Merger, see Note 1, Organization and Basis of Presentation, noncontrolling interests no longer exist and have become part of common units.